CONSOLIDATED STATEMENTS OF OPERATIONS / EXPENSES - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014
Income Statement
REVENUES	$ 2,950	$ 0	$ 0	$ 0
COSTS ASSOCIATED WITH REVENUES	3,300	0	0	0
Gross Loss	(350)	0	0	0
OPERATING EXPENSES:
Mine and exploration costs	102,513	105,317	0	0
Professional fees	49,504	51,393	208,720	348,292
Administrative consulting fees	65,000	65,000	260,000	260,000
Legal and accounting fees	78,348	28,241	341,667	172,026
Exploration costs	0	0	624,950	1,413,405
Other general and administrative	75,193	459,978	828,692	637,750
Gain on settlement of accounts payable	0	0	0	(53,252)
Total Operating Expenses	370,908	706,929	2,264,029	2,778,221
LOSS FROM OPERATIONS	(370,908)	(706,929)	(2,264,029)	(2,778,221)
OTHER INCOME (EXPENSE):
Interest income	2	15	23	93
Gain on derivative instrument	3,693	0	0	0
Interest expense	(100,859)	(73,831)	(355,243)	(75,915)
Interest expense - related party	(2,456)	0	(3,521)	0
Loss on debt extinguishment.	(84,270)	0	220,703	0
Total Other Income (Expense)	(183,890)	(73,816)	(579,444)	(75,822)
LOSS BEFORE PROVISION FOR INCOME TAXES	(554,798)	(780,745)	(2,843,473)	(2,854,043)
PROVISION FOR INCOME TAXES	0	0	0	0
NET LOSS	$ (554,798)	$ (780,745)	$ (2,843,473)	$ (2,854,043)
Basic and Diluted Per Share Data:
Net Loss Per Share - basic and diluted	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Weighted Average Common Shares Outstanding
Basic and diluted	296,586,821	278,053,877	280,599,695	271,783,390